245 Summer Street

Fidelity® Investments

Boston, MA 02210

February 10, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Advisor Series I (the trust): File Nos. 002-84776 and 811-03785

Fidelity Advisor Value Fund

Fidelity Advisor Equity Value Fund

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Stock Selector Mid Cap Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust